The company - Key Events (Details) € / shares in Units, $ in Thousands																										1 Months Ended						12 Months Ended
	Feb. 05, 2021 EUR (€)	Dec. 31, 2020 EUR (€) € / shares	Dec. 07, 2020 EUR (€)	Dec. 07, 2020 USD ($)	Sep. 24, 2020 EUR (€) € / shares	Sep. 11, 2020 EUR (€) € / shares	Aug. 11, 2020 EUR (€) installment	Aug. 11, 2020 USD ($) installment	Aug. 05, 2020 shares	Jul. 21, 2020 shares	Jul. 13, 2020 EUR (€) shares € / shares	Jul. 13, 2020 EUR (€) € / shares	Jul. 07, 2020 EUR (€) € / shares	Jan. 27, 2020 EUR (€) € / shares	Jan. 15, 2020 EUR (€) € / shares	Dec. 31, 2019 EUR (€) € / shares	Oct. 22, 2019 EUR (€) € / shares	Oct. 21, 2019 EUR (€) € / shares	Jul. 17, 2019 EUR (€) € / shares	Jul. 05, 2019 EUR (€) € / shares	Jul. 03, 2019 shares	Apr. 18, 2019 EUR (€) € / shares	Feb. 08, 2019 EUR (€) € / shares	Nov. 29, 2018 EUR (€) € / shares	Sep. 20, 2018 EUR (€) € / shares	Oct. 31, 2020 EUR (€)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 EUR (€)	Mar. 31, 2020 USD ($)	Jan. 31, 2020 EUR (€)	Jun. 30, 2015 USD ($)	Dec. 31, 2020 EUR (€) shares € / shares	Dec. 31, 2019 EUR (€) shares € / shares		Dec. 31, 2018 EUR (€) € / shares shares	Nov. 22, 2019 USD ($)	Oct. 25, 2018 € / shares	Dec. 31, 2017 € / shares
Disclosure of disaggregation of revenue from contracts with customers [line items]
Additions to right-of-use assets | €																														€ 1,200,000
Increase through new leases, liabilities arising from financing activities | €																														€ 1,100,000
Proceeds from borrowings | €																																€ 1,360,000	€ 13,900,000	[1]	€ 0
Exercise and subscription of equity instruments | €																																€ 47,000	€ 46,000		€ 111,000
Exercise and subscription of equity instruments (in shares)																																175,331	511,035		72,055
Par value per share (in EUR per share) | € / shares		€ 0.05			€ 0.05	€ 0.05					€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05		€ 0.05	€ 0.05	€ 0.05	€ 0.05							€ 0.05	€ 0.05		€ 0.05		€ 0.05	€ 0.05
Share issued, price per share (in EUR per share) | € / shares											€ 1.77	€ 1.77
Impairment of intangible assets | €																																€ 43,529,000	€ 0	[2]	€ 0
Share capital
Disclosure of disaggregation of revenue from contracts with customers [line items]
Exercise and subscription of equity instruments | €		€ 32			€ 226	€ 32					€ 2,869	€ 4,119	€ 1,250	€ 4,283	€ 75	€ 12,500	€ 2,500	€ 718,750	€ 3,328	€ 1,250		€ 5,904	€ 38	€ 2,500	€ 1,103							9,000	26,000		4,000
Share premium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Exercise and subscription of equity instruments | €		€ (32)			€ (226)	€ (32)					€ (2,869)	€ 43,000	€ 43,000	€ (4,283)	€ 2,985	€ (12,500)	€ (2,500)	€ 66,459,716	€ (3,328)	€ 43,000		€ (5,904)	€ 1,493	€ 108,125	€ (1,103)							€ 38,000	€ 20,000		€ 107,000
AGA Bonus 2019-1
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)											57,376																					57,376	0
Exercise and subscription of equity instruments (in shares)											57,376
Number of free shares granted (in shares)																					57,376											57,376	57,376
BSA 2011-2
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)											25,000																					183,060	158,060
Exercise and subscription of equity instruments (in shares)											25,000
Number of free shares granted (in shares)																																225,000	225,000
Stock Options 2020-1
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																																0
Number of share options granted in share-based payment arrangement										102,000
Number of free shares granted (in shares)																																102,000
AGA Employees 2020-1
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of free shares granted (in shares)									769,202
AGA Management 2020-1
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of free shares granted (in shares)									710,000
BPI Refundable advance - FORCE
Disclosure of disaggregation of revenue from contracts with customers [line items]
Notional amount | €							€ 6,800,000
Financing agreement, number of instalments | installment							4	4
Proceeds from borrowings							€ 1,700,000	$ 1,700
Financing agreement, remaining number of instalments | installment							3	3
IPH5201 agreement, with AstraZeneca
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestone payment received																											$ 5,000	€ 4,600,000	$ 5,000
Payments for milestone | €																										€ 1,000,000.0
IPH5201 (Anti-CD39) rights acquired from Orega Biotech
Disclosure of disaggregation of revenue from contracts with customers [line items]
Payments for milestone | €																												€ 2,700,000
2015 monalizumab agreement, with AstraZeneca
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestone payment received			€ 41,227,000	$ 50,000
Milestone payment upon treatment of the first patient in Phase 3 | $																															$ 50,000
Milestone payment after planned interim analysis | $																															$ 50,000
IPH6101 agreement, with Sanofi
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestone payment received | €	€ 7,000,000.0
AstraZeneca
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestone liability | $																																				$ 15,000

[1]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the year ended December 31, 2018 has not been restated. See Note 2.f for more details on the impact of the transition.
[2]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the year ended December 31, 2018 has not been restated. See Note 2.f for more details on the impact of the transition.